Trade and other payables	12 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Trade and other payables
16.
Trade and other payables

Trade and other payables consist of the following:

	As of March 31,
	2025		2024
Trade payables	Rs.	20,053	Rs.	21,547
Due to creditors for expenses		6,431		4,598
Due to capital creditors		9,039		4,774
	Rs.	35,523	Rs.	30,919

For details regarding the Company’s exposure to currency and liquidity risks, see Note 31 of these consolidated financial statements under “Liquidity risk”.